Information on remuneration - Remuneration costs of individual members of the Board of Management (Detail) - Board of management [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information on remuneration [Line items]
Key management personnel compensation other	[1]	€ 261,667	€ 256,903	€ 213,428
Key management personnel compensation		7,808,117	8,904,859	6,612,092
Base salary [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits		2,590,417	2,550,000	2,529,384
Annual incentive [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits	[2]	2,322,612	2,514,044	1,403,219
Performance share plans [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	1,540,703	2,469,397	1,236,608
Stock options [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	0	0	41,803
Restricted shares [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	4,809	24,633	13,216
Pension allowances [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits	[4]	1,012,075	1,015,368	1,098,003
Pension scheme costs [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits		75,834	74,514	76,431
F.A. van Houten [Member]
Information on remuneration [Line items]
Key management personnel compensation other	[1]	84,053	126,703	78,035
Key management personnel compensation		5,101,429	4,675,042	3,890,265
F.A. van Houten [Member] | Base salary [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits		1,205,000	1,197,500	1,168,750
F.A. van Houten [Member] | Annual incentive [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits	[2]	1,270,166	1,354,227	768,920
F.A. van Houten [Member] | Performance share plans [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	1,975,277	1,423,538	1,273,940
F.A. van Houten [Member] | Stock options [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	0	0	17,713
F.A. van Houten [Member] | Restricted shares [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	4,034	12,041	28,279
F.A. van Houten [Member] | Pension allowances [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits	[4]	537,621	536,195	529,387
F.A. van Houten [Member] | Pension scheme costs [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits		25,278	24,838	25,241
A. Bhattacharya [Member]
Information on remuneration [Line items]
Key management personnel compensation other	[1]	100,918	73,642	998
Key management personnel compensation		2,247,822	1,856,175	53,838
A. Bhattacharya [Member] | Base salary [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits		687,500	650,000	23,551
A. Bhattacharya [Member] | Annual incentive [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits	[2]	553,392	540,072	11,937
A. Bhattacharya [Member] | Performance share plans [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	669,396	362,758	8,968
A. Bhattacharya [Member] | Stock options [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	0	0	0
A. Bhattacharya [Member] | Restricted shares [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	888	3,341	183
A. Bhattacharya [Member] | Pension allowances [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits	[4]	210,450	201,524	7,315
A. Bhattacharya [Member] | Pension scheme costs [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits		25,278	24,838	886
P.A.J. Nota [Member]
Information on remuneration [Line items]
Key management personnel compensation other	[1]	63,576	56,558	104,918
Key management personnel compensation		152,805	2,373,642	2,097,119
P.A.J. Nota [Member] | Base salary [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits		606,250	702,500	672,500
P.A.J. Nota [Member] | Annual incentive [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits	[2]	429,886	619,745	383,112
P.A.J. Nota [Member] | Performance share plans [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	(1,203,992)	683,101	605,749
P.A.J. Nota [Member] | Stock options [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	0	0	12,045
P.A.J. Nota [Member] | Restricted shares [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	(188)	9,251	21,964
P.A.J. Nota [Member] | Pension allowances [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits	[4]	236,208	277,649	270,529
P.A.J. Nota [Member] | Pension scheme costs [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits		21,065	€ 24,838	26,302
M.J. van Ginneken [Member]
Information on remuneration [Line items]
Key management personnel compensation other	[1]	13,120
Key management personnel compensation		306,061
M.J. van Ginneken [Member] | Base salary [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits		91,667
M.J. van Ginneken [Member] | Annual incentive [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits	[2]	69,168
M.J. van Ginneken [Member] | Performance share plans [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	100,022
M.J. van Ginneken [Member] | Stock options [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	0
M.J. van Ginneken [Member] | Restricted shares [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]	75
M.J. van Ginneken [Member] | Pension allowances [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits	[4]	27,796
M.J. van Ginneken [Member] | Pension scheme costs [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits		€ 4,213
R.H. Wirahadiraksa [Member]
Information on remuneration [Line items]
Key management personnel compensation other	[1]			29,477
Key management personnel compensation				570,870
R.H. Wirahadiraksa [Member] | Base salary [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits				664,583
R.H. Wirahadiraksa [Member] | Annual incentive [Member]
Information on remuneration [Line items]
Key management personnel compensation short-term employee benefits	[2]			239,250
R.H. Wirahadiraksa [Member] | Performance share plans [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]			(652,049)
R.H. Wirahadiraksa [Member] | Stock options [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]			12,045
R.H. Wirahadiraksa [Member] | Restricted shares [Member]
Information on remuneration [Line items]
Key management personnel compensation share-based payment	[3]			(37,210)
R.H. Wirahadiraksa [Member] | Pension allowances [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits	[4]			290,772
R.H. Wirahadiraksa [Member] | Pension scheme costs [Member]
Information on remuneration [Line items]
Key management personnel compensation post-employment benefits				€ 24,002

[1]	The stated amounts mainly concern (share of) allowances to members of the Board of Management that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated
[2]	The annual incentives are related to the performance in the year reported which are paid out in the subsequent year. For more details on the annual incentives, see 2017 Annual Incentive
[3]	Costs of performance shares, stock options and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of stock options at the end of the lock up period and the value of performance shares and restricted share rights at the vesting/release date
[4]	Pension allowances are gross taxable allowances paid to members of the Board of Management. These allowances are part of the pension arrangement as agreed upon in the services contracts.